Operations - Shareholding structure (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IntelAzul S.A. (formerly "Tudo Azul S.A.")
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Linhas Aéreas Brasileiras S.A. (ALAB)
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Conecta Ltda.
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
ATS Viagens e Turismo Ltda.
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	99.90%	99.90%
Fundo Safira(*)
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	0.00%	100.00%
Cruzeiro Participações S.A
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	99.90%	99.90%
Azul Investments LLP
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Azul SOL LLC
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Finance LLC
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Finance 2 LLC
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Blue Sabiá LLC
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Canela Investments LLC
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Canela Turbo Three LLC
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Saíra LLC
Disclosure of subsidiaries [line items]
Equity interest owned (as a percentage)	100.00%	100.00%